Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Narrative) (Details) (USD $)	0 Months Ended
	Oct. 24, 2012	Sep. 30, 2013	Sep. 30, 2012
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Minority interest in redeemable preferred operating partnership units, units outstanding		0	11,424
Common operating partnership units outstanding		97,008	97,008
Redeemable preferred operating partnership units, redeemed for cash, price	$ 10
Preferred operating partnership units, preferred dividend per unit		$ 1.10
Shares of Preferred OP Units redeemed	11,424